Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	¥ 2,694	$ 423	¥ 5,773	¥ (85)
Effect of differing tax rates in different jurisdictions	656	103	208	3,299
Non-taxable income	(89)	(14)	(995)	(419)
Non-deductible expenses	965	150	3,416	2,124
Research and development super-deduction	(1,645)	(258)	(1,549)	(1,245)
Effect of PRC preferential tax rates and tax holiday	(1,557)	(244)	(2,891)	(1,327)
Effect of tax rate changes on deferred taxes	109	17	(5)	9
Reversal of prior year's income taxes	(734)	(115)	(951)	(1,134)
PRC withholding tax	615	97	122	(224)
Valuation allowance	2,173	341	936	950
Taxation for the year	¥ 3,187	$ 500	¥ 4,064	¥ 1,948
Effective tax rate	29.60%	29.60%	18.00%	(573.00%)
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	¥ 0.56	$ 0.09	¥ 1.06	¥ 0.49